Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 26, 2012	Sep. 09, 2011	Feb. 28, 2011	Apr. 29, 2012	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of issued and outstanding equity interests, net	$ 464	$ 116	$ 11
Sale of issued and outstanding equity interests, transaction cost	5	4		1
Sale of issued and outstanding equity interests, pre-tax gain		7	2	9	9	2	9
Sale of issued and outstanding equity interests, escrow		8	1
Proceeds from sale of issued and outstanding equity interests	$ 469